GOODWILL AND INTANGIBLE ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill impairment charge	$ 24,862
Amortization of Intangible Assets	1,400	$ 1,800
Underlying contract value
Decrease in carrying amount of underlying contract value	2,700
ASC 842
Reclassification from other Intangible assets to other assets for below market lease intangibles	$ 1,100